Company Overview	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Company Overview

1. Company Overview

Nature of Operations

Bio Green Med Solution, Inc. (the “Company” (formerly Cyclacel Pharmaceuticals, Inc.) is a diversified company that was formerly engaged in the biopharmaceutical industry but as of September 2025 has shifted its operations to focus on provision of fire safety protection and distribution activities. Specifically, on September 12, 2025, the Company completed its acquisition of Fitters Sdn. Bhd., a Malaysia-based company specializing in fire protection products and services. Headquartered in Malaysia, the Company is now focused on advancing opportunities across these distinct sectors whilst maintaining its commitment to driving long-term value creation for shareholders. Since that time, substantially all efforts of the Company have been focused on the supply and trading of protective and fire safety equipment providing a wide range of fire safety products, including fire extinguishers, foam system, fire-resistant doors, personal protective equipment, and fire safety apparel. Our mission is to deliver high-quality, certified safety solutions that enhance protection across commercial, industrial, healthcare, and residential sectors with a focus on trading and distribution to position us as a key player in Malaysia’s fire safety market, with a reputation for reliability and compliance with stringent regulatory standards.

On January 24, 2025, the Company’s previous wholly owned United Kingdom subsidiary, Cyclacel Limited, entered into a creditors voluntary liquidation. Upon the commencement of the liquidation of Cyclacel Limited, the Company lost operational and strategic control over Cyclacel Limited and the financial results of Cyclacel Limited have been deconsolidated from the Company as of January 24, 2025. The deconsolidation of the subsidiary resulted in a gain on deconsolidation of approximately $5.0 million shown as a component of gain from discontinued operations within the income statement for the period.

1. Organization of the Company and Basis of Presentation

Bio Green Med Solution, Inc. (“BGMS” or “the Company”) is engaged primarily in the fire safety and protection industry through its wholly owned subsidiary Fitters Sdn. Bhd. (“FITTERS”), a Malaysia-based group specializing in fire protection products and services.

Through December 31, 2025, the Company has funded all of its operations and capital expenditures with proceeds from the issuance of public equity securities, private placements of securities, government grants, research and development tax credits, interest on investments, royalty income, product revenue and licensing revenue. The Company has incurred recurring losses since its inception, including net losses of $3.0 million and $11.2 million for the years ended December 31, 2025 and 2024 respectively. As of December 31, 2025, the Company had an accumulated deficit of $454.4 million. The Company expects to continue to generate operating losses for the near term as it builds and expands its portfolio of businesses and improves operating margins at FITTERS.

The Company is subject to risks and uncertainties common to small market capitalization companies. If the Company is unable to obtain the necessary financing to build and expand its asset portfolio, there will be a material adverse impact on the Company’s financial condition and results of operations.

Going Concern

Pursuant to the requirements of Accounting Standard Codification (ASC) 205-40, Presentation of Financial Statements-Going Concern, management is required at each reporting period to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effects of its plans sufficiently alleviate the substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern for one year after the date that these financial statements are issued. In performing its analysis, management excluded certain elements of its operating plan that cannot be considered probable. Under ASC 205-40, the future receipts of potential funding from future equity or debt issuances or by entering into partnership agreements cannot be considered probable at this time because these plans are not entirely within the Company’s control nor have they been approved by the Board of Directors as of the date of these consolidated financial statements.

Based on the Company’s current operating plan, it is anticipated that cash and cash equivalents of $3.5 million as of December 31, 2025 will allow it to meet liquidity requirements into the third quarter of 2026. The Company continues to work to raise additional capital however as of the date of these financial statements there is no guarantee that the Company will be able to raise additional funds to extend operations beyond the third quarter of 2026. The Company’s history of losses, negative cash flows from operations, liquid resources currently on hand, and dependence on the ability to obtain additional financing to fund its operations, about which there can be no certainty, have resulted in the assessment that there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the issuance date of these financial statements. While the Company has plans in place to mitigate this risk, which primarily consist of raising additional capital through a combination of public or private equity or debt financings or by entering into partnership agreements, there is no guarantee that it will be successful in these mitigation efforts. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP and include the financial statements of Bio Green Med Solution, Inc. and all of the Company’s wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Reverse Stock Split

On May 12, 2025, the Company effected a one-for-sixteen reverse stock split of its common stock and subsequently on July 7, 2025, effected a further one-for-fifteen reverse stock split of its common stock. All share and per share data for all periods presented in the consolidated financial statements have been retrospectively adjusted to give effect to these reverse stock splits.

Future NRG Sdn. Bhd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Company Overview

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

The Company

Future NRG Sdn. Bhd. (the “Company” or “FNRG”), Registration No. 200801012859 (814147-M), is incorporated in Malaysia under the Companies Act 2016. The Company is principally engaged in the provision of medical waste collection, packaging, transportation, and treatment services to clinic operators in Malaysia, together with the management of associated logistics infrastructure and renewable energy development activities. Its principal place of business is Lot PT 6127, 3A/1, Jalan Tech Valley, Bandar Sri Sendayan, Seremban, Negeri Sembilan, Malaysia.

Basis of Presentation

These financial statements present the financial position of the Company as at 31 March 2026 and the results of its operations and cash flows for the three-month period then ended. The financial statements are unaudited, are presented in United States Dollars (“USD”), and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Q1 2026 financial statements are presented on a company-level (standalone entity) basis. As described in Note 12, the Company’s sole subsidiary, Solid Orient Holdings Sdn. Bhd. (“SOH”), was deconsolidated on January 8, 2026 and the Company’s remaining equity interest in SOH was fully disposed of on January 23, 2026. Accordingly, no consolidated financial statements are presented for Q1 2026. Accordingly, for consistency and comparability, the Q1 2025 comparative financial information is also presented on a company-level (standalone entity) basis and excludes the financial results of SOH.

Effective March 26, 2026, the Company ceased to be a wholly-owned subsidiary of Fitters Diversified Berhad (“Fitters”) following completion of share sale agreements. The Company’s share capital is now held by Perfect Energy Sdn. Bhd. (55%), Antbiz Sdn. Bhd. (9%), and nine individual purchasers (20% in aggregate).

1.	NATURE OF OPERATIONS AND BASIS OF CONSOLIDATION

Future NRG Sdn. Bhd. (the “Company” or “FNRG”) is incorporated in Malaysia and is principally engaged in renewable energy development and the provision of medical waste collection and logistics services to clinic operators.

The Company’s wholly-owned subsidiary, Solid Orient Holdings Sdn. Bhd. (“SOH”), is engaged in the operation of a palm oil mill. Together, the Company and SOH are referred to as the “Group”. The Company is wholly owned by Fitters Diversified Berhad (“Fitters”), a company listed on the Main Market of Bursa Malaysia Securities Berhad, which is the ultimate holding company of the Group.

The principal place of business is Lot PT 6127, 3A/1, Jalan Tech Valley, Bandar Sri Sendayan, Seremban, Negeri Sembilan, Malaysia.

Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. Subsidiary is entity over which the Company has a controlling financial interest. All material intercompany transactions and balances have been eliminated in consolidation in accordance with ASC 810, Consolidation.

Discontinued Operations and Held-for-Sale Classification

On December 22, 2025, the Company entered into a Share Sale Agreement (“SSA”) with its ultimate holding company, Fitters Diversified Berhad to dispose of its entire 100% equity interest in SOH for cash consideration of RM 10,500,000 (USD 2,585,620). Upon execution of the SSA, the disposal group met the criteria to be classified as held for sale in accordance with applicable US GAAP.

The assets and liabilities of SOH are presented as single line items on the consolidated balance sheets. Comparative figures as of December 31, 2024 have been retrospectively reclassified in accordance with SEC Financial Reporting Manual Topic 13 § 13210.2. The disposal was completed on January 23, 2026 (see Note 14).